Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying amount and activity of goodwill
Amount
Balance as of December 31, 2020	$1,739
Acquisitions (Note 3)	114,388
Effect of exchange rate on goodwill	(921)
Balance as of December 31, 2021	$115,206